Intangible Assets and Goodwill, Net (Details) - Schedule of intangible assets of the subsidiary red Vial - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Detailed Information about Concessions [Abstract]
Capitalization of second roadway	S/ 200,233	S/ 240,279
EPC Contract	38,933	46,719
Implementation for road safety	11,526	10,179
Road improvement	10,997	11,795
Disbursements for land acquisition	4,836	4,883
Construction of the second tranche of the “Ancon- Huacho-Pativilca” highway	2,394	2,919
Other intangible assets contracted for the delivery process	4,823	5,118
Total Red Vial 5 S.A.	273,742	321,892
Other concessions	1,046	924
Total other concessions	S/ 274,788	S/ 322,816